Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2024
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Non-controlling interests	400	94,158	342,343

Schedule of Material Non-Controlling Interests	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:
June 30, 2024	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-	-
Carrying amount of NCI (RM)	-	-	-	400	400
Profit allocated to NCI (RM)	-	(1,775)	312,621	-	310,846
Total comprehensive income/(loss) allocated to NCI (RM)	-	(1,775)	312,621	-	310,846
June 30, 2023	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	49%	49%	-
Carrying amount of NCI (RM)	-	105,068	(12,310)	1,400	94,158
Profit/(Loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468
Total comprehensive income/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468
June 30, 2022	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	5%	49%	49%	-
Carrying amount of NCI (RM)	235,433	103,372	3,138	400	342,343
Profit/(Loss) allocated to NCI (RM)	235,648	(36,587)	(201,809)	(196,731)	(199,479)
Total comprehensive income/(loss) allocated to NCI (RM)	235,648	(36,587)	(201,809)	(196,731)	(199,479)

Schedule of Financial Information Subsidiaries	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:
	ARB WMS	ARB Distribution
	RM	RM
June 30, 2024
Results
Revenue	-	5,716,647
(Loss)/Profit for the financial year	(3,872)	638,002
Total comprehensive (loss)/income	(3,872)	638,002

Cash flows used in operating activities	(3,872)	385,640
Cash flows from investing activities	-	10
Cash flows used in financing activities	-	(3,460,000)
Net decrease in cash and cash equivalents	(3,872)	(3,074,350)
	ARB WMS	ARB Distribution
	RM	RM
June 30, 2023
Assets and liabilities
Current assets	217,428	6,896,593
Current liabilities	(3,000)	(3,461,715)
Net assets	214,428	3,434,878

Results
Revenue	-	20,143,250
Profit/(Loss) for the financial year	3,460	(31,525)
Total comprehensive income/(loss)	3,460	(31,525)

Cash flows (used in)/from operating activities	(69,997)	105,708
Cash flows from investing activities	-	10
Cash flows from financing activities	-	2,600,000
Net (decrease)/increase in cash and cash equivalents	(69,997)	2,705,718

	ARB WMS	ARB Robotic Group	ARB Distribution
	RM	RM	RM
June 30, 2022
Assets and liabilities
Non-current assets	-	23,851,293	-
Current assets	287,421	407,717	4,421,408
Current liabilities	(76,457)	(324,263)	(2,305,015)
Net assets	210,964	23,934,747	2,116,393

Results
Revenue	-	6,090,000	17,155,978
(Loss)/Profit for the financial year	(74,668)	4,807,704	(411,856)
Total comprehensive (loss)/income	(74,668)	4,807,704	(411,856)

Cash flows from operating activities	187,421	458,954	602,859
Cash flows from investing activities	-	-	890
Cash flows (used in)/from financing activities	-	(74,327)	2,591,295
Net increase in cash and cash equivalents	187,421	384,627	3,195,044